DEBT - Additional Information (Details) kr in Millions	1 Months Ended									3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($)	Feb. 28, 2017	Dec. 31, 2016 USD ($) tanker	Aug. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($) vessel Rate shares	Dec. 31, 2014 USD ($) tranch	Mar. 31, 2018 tanker	Jun. 30, 2017 USD ($) vessel tanker	Dec. 31, 2017 USD ($) vessel tanker Rate shares	Dec. 31, 2017 NOK (kr) vessel tanker Rate shares	Dec. 31, 2016 USD ($) vessel tanker shares	Dec. 31, 2015 USD ($) vessel	Feb. 28, 2018 USD ($)	Dec. 31, 2017 NOK (kr) vessel
Debt Instrument [Line Items]
Number of second hand vessels | vessel								2
Number of VLCC vessels | tanker			6											6
Number of vessels owned, Suezmax tankers			6									16		6			16
Secured Debt, Repurchase Agreements												$ 10,300,000					kr 85.2
Cash required to be maintained for covenant compliance			$ 49,600,000									74,000,000		$ 49,600,000
loan arrangement fees												3,500,000		9,500,000
Debt arrangement fees			14,103,000									17,490,000		14,103,000
Accumulated amortization			(3,429,000)									(5,230,000)		(3,429,000)
Deferred finance costs, net			10,674,000									12,260,000		$ 10,674,000
LR2 Tanker [Member]
Debt Instrument [Line Items]
Number of tankers delivered | vessel														6	3
Term loan facility $110.5 million ING [Member]
Debt Instrument [Line Items]
Principal amount	$ 110,500,000										$ 110,500,000	110,500,000
Number of newbuild vessels financed by term loan facility | vessel											2
Senior unsecured facility $275.0 million [Member]
Debt Instrument [Line Items]
Principal amount						$ 275,000,000.0
Debt Instrument, Increase (Decrease), Net												90,000,000
Debt Instrument, Unused Borrowing Capacity, Amount												185,000,000.0
Term loan facility $109.2 million [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net											$ 54,600,000
Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net											165,900,000
Term loan facility $110.5 million CS [Member]
Debt Instrument [Line Items]
Principal amount	110,500,000										$ 110,500,000
Number of newbuild vessels financed by term loan facility | vessel											2
Term loan facility $321.6 million [Member]
Debt Instrument [Line Items]
Principal amount	$ 321,600,000										$ 321,600,000
Number of newbuild vessels financed by term loan facility | vessel											8
Loans Payable [Member] | Term loan facility $110.5 million ING [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net												55,300,000
Term of debt	18 years
Debt Instrument, Unused Borrowing Capacity, Amount												$ 55,200,000
Loans Payable [Member] | Term loan facility $110.5 million ING [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate												1.90%	1.90%
Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member]
Debt Instrument [Line Items]
Principal amount									$ 466,500,000.0
Number of tranches | tranch									10
Maximum borrowing capacity of each tranche									$ 33,000,000.0
Debt Instrument, Loan Margin, Percentage							1.90%		2.05%
Commitment fee percentage							0.82%
Debt Instrument, Increase (Decrease), Net														$ 192,400,000	$ 99,000,000
Loan repayments														126,400,000	13,100,000
Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member] | MR tanker [Member]
Debt Instrument [Line Items]
Periodic quarterly payment									$ 400,000
Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member] | LR2 Tanker [Member]
Debt Instrument [Line Items]
Periodic quarterly payment									400,000
Loans Payable [Member] | Term loan facility $136.5 million [Member]
Debt Instrument [Line Items]
Principal amount									$ 136,500,000.0
Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member]
Debt Instrument [Line Items]
Principal amount								$ 60,600,000.0
Periodic quarterly payment								$ 900,000
Term of debt								5 years
Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate | Rate								1.80%
Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member]
Debt Instrument [Line Items]
Principal amount							$ 500,100,000.0								$ 500,100,000.0
Periodic quarterly payment							$ 9,500,000
Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate							1.90%
Loans Payable [Member] | Senior unsecured facility $275.0 million [Member]
Debt Instrument [Line Items]
Principal amount						$ 275,000,000.0						$ 275,000,000.0
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate						6.25%
loan availability period						18 months						12 months	12 months
loan repayable period						18 months
Debt Instrument, Unused Borrowing Capacity, Amount												$ 185,000,000.0
Loans Payable [Member] | Term loan facility $109.2 million [Member]
Debt Instrument [Line Items]
Principal amount					$ 109,200,000.0
Term of debt					17 years
Loans Payable [Member] | Term loan facility $109.2 million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate					1.90%
Loans Payable [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Principal amount				$ 328,400,000
Debt Instrument, Increase (Decrease), Net														109,000,000
Term of debt				18 years
Loans Payable [Member] | Term loan facility $110.5 million [Member]
Debt Instrument [Line Items]
Principal amount			$ 110,500,000									$ 110,500,000		$ 110,500,000
Term of debt			18 years
Loans Payable [Member] | Term loan facility $110.5 million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate												1.90%	1.90%
Loans Payable [Member] | Term loan facility $110.5 million CS [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net												$ 54,900,000
Term of debt	18 years
Debt Instrument, Unused Borrowing Capacity, Amount												54,900,000
Loans Payable [Member] | Term loan facility $321.6 million [Member]
Debt Instrument [Line Items]
Principal amount												321,600,000
Debt Instrument, Increase (Decrease), Net												252,700,000
Term of debt		15 years
Debt Instrument, Unused Borrowing Capacity, Amount												$ 32,000,000
VLCC Vessels [Member] | Term loan facility $110.5 million ING [Member]
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | vessel												1	1
Number of vessels pledged as security on long-term debt instrument | tanker												1	1
VLCC Vessels [Member] | Term loan facility $109.2 million [Member]
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | vessel											1
VLCC Vessels [Member] | Term loan facility $110.5 million CS [Member]
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | vessel												1	1
Suazmax Tankers [Member] | Loans Payable [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Number of part-financed vessels - delivered | vessel														2
LR2 tanker [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | vessel											3
LR2 tanker [Member] | Term loan facility $321.6 million [Member]
Debt Instrument [Line Items]
Number of vessels pledged as security on long-term debt instrument | tanker												3	3
LR2 tanker [Member] | Loans Payable [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Number of part-financed vessels - delivered | vessel														1
Suezmax [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | vessel											2
Suezmax [Member] | Term loan facility $321.6 million [Member]
Debt Instrument [Line Items]
Number of vessels pledged as security on long-term debt instrument | tanker											4
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $110.5 million ING [Member]
Debt Instrument [Line Items]
Principal amount												$ 110,500,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member]
Debt Instrument [Line Items]
Principal amount												466,500,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member]
Debt Instrument [Line Items]
Principal amount												60,600,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member]
Debt Instrument [Line Items]
Principal amount												500,100,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $109.2 million [Member]
Debt Instrument [Line Items]
Principal amount												109,200,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Principal amount												328,400,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $110.5 million CS [Member]
Debt Instrument [Line Items]
Principal amount												110,500,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $321.6 million [Member]
Debt Instrument [Line Items]
Principal amount												$ 321,600,000
Golden Ocean [Member]
Debt Instrument [Line Items]
available for sale securities, number of equity securities disposed | shares												1,260,358	1,260,358
Proceeds from Sale and Maturity of Marketable Securities												$ 10,100,000	kr 84.8
Number of available-for-sale shares | shares												1,270,657	1,270,657	1,270,657
Avance Gas [Member]
Debt Instrument [Line Items]
Percentage of total repurchase price posted as collateral | Rate												20.00%	20.00%
Number of available-for-sale shares | shares								112,715				442,384	442,384
Subsequent Event [Member] | Senior unsecured facility $275.0 million [Member]
Debt Instrument [Line Items]
Principal amount																$ 275,000,000.0
Subsequent Event [Member] | VLCC Vessels [Member] | Term loan facility $110.5 million ING [Member]
Debt Instrument [Line Items]
Number of vessels pledged as security on long-term debt instrument | tanker										1